Basis of Presentation	6 Months Ended
Jun. 30, 2018
Basis of Presentation
Basis of Presentation

2. Basis of Presentation

        These unaudited condensed consolidated financial statements have been prepared in accordance with International Accounting Standard ("IAS") 34 Interim Financial Reporting as issued by the International Accounting Standards Board ("IASB"). Certain information and footnote disclosures required by International Financial Reporting Standards ("IFRS") for a complete set of annual financial statements have been omitted, and, therefore, these unaudited condensed consolidated financial statements should be read in conjunction with the Partnership's annual consolidated financial statements for the year ended December 31, 2017, filed on an Annual Report on Form 20-F with the Securities Exchange Commission on February 12, 2018.

        The accompanying unaudited condensed consolidated financial statements include the accounts of the Partnership and its subsidiaries assuming that they are consolidated for all periods presented, as they were under the common control of GasLog.

        The unaudited condensed consolidated financial statements have been prepared on the historical cost basis. The same accounting policies and methods of computation have been followed in these unaudited condensed consolidated financial statements as applied in the preparation of the Partnership's consolidated financial statements for the year ended December 31, 2017. On July 25, 2018, the Partnership's board of directors authorized the unaudited condensed consolidated financial statements for issuance.

        The critical accounting judgments and key sources of estimation uncertainty were disclosed in the Partnership's annual consolidated financial statements for the year ended December 31, 2017 and remain unchanged.

        The unaudited condensed consolidated financial statements are expressed in thousands of U.S. Dollars ("USD"), which is the functional currency of the Partnership and each of its subsidiaries because their vessels operate in international shipping markets, in which revenues and expenses are primarily settled in USD and the Partnership's most significant assets and liabilities are paid for and settled in USD.

        Management anticipates that the Partnership's primary sources of funds will be available cash, cash from operations, borrowings under existing debt and equity financing. Management believes that these sources of funds will be sufficient for the Partnership to meet its liquidity needs and comply with its banking covenants for at least twelve months from the end of the reporting period and therefore it is appropriate to prepare the financial statements on a going concern basis, although there can be no assurance that the Partnership will be able to obtain future debt and equity financing on acceptable terms.

Adoption of new and revised IFRS

(a)   Standards and interpretations adopted in the current period

        The following standards and amendments relevant to the Partnership were effective in the current period:

        In May 2014, the IASB issued IFRS 15 Revenue from Contracts with Customers, which applies to all contracts with customers: the main exceptions are leases, financial instruments and insurance contracts. IFRS 15 specifies how and when an IFRS reporter will recognize revenue as well as requiring such entities to provide users of financial statements with more informative, relevant disclosures. The standard supersedes IAS 18 Revenue, IAS 11 Construction Contracts and a number of revenue-related interpretations. The standard was effective for annual periods beginning on or after January 1, 2018 and was applied by the Partnership using the modified retrospective approach. However, the adoption of the standard did not have an impact on the Partnership's historical financial statements.

        The Partnership assessed that under the time charter agreements, the hire rate per the charter agreement has two components: the lease component and the service component relating to the vessel operating costs. The revenue in relation to the lease component of the agreements is accounted for under the leases standard. The revenue in relation to the service component relates to vessel operating expenses which include expenses such as management fees, crew wages, provisions and stores, technical maintenance and insurance expenses that are paid by the vessel owner. These costs are essential to operating a charter and therefore, the charterers receive the benefit of these when the vessel is used during the contracted time and will be accounted for in accordance with the requirements of IFRS 15 Revenue from Contracts with Customers.

        In relation to short-term charters under the Cool Pool (Note 9), management believes that mobilization of a vessel from a previous port of discharge to a subsequent port of loading does not result in a separate benefit for charterers and that the activity is thus incapable of being distinct. This activity is considered to be a required set-up activity to fulfil the contract. On that basis, it was concluded that positioning and repositioning fees and associated expenses should be recognized over the period of the contract, and not at a certain point in time.

        In July 2014, the IASB issued the complete version of IFRS 9 Financial Instruments. IFRS 9 specifies how an entity should classify and measure financial assets and financial liabilities. The new standard requires all financial assets to be subsequently measured at amortized cost or fair value depending on the business model of the legal entity in relation to the management of the financial assets and the contractual cash flows of the financial assets. The standard also requires a financial liability to be classified as either at fair value through profit or loss or at amortized cost. In addition, a new hedge accounting model was introduced, that is designed to be more closely aligned with how entities undertake risk management activities when hedging financial and non-financial risk exposures. The standard, which was effective for annual periods beginning on or after January 1, 2018, did not have an impact on the Partnership's financial statements.

(b)   Standards and amendments in issue not yet adopted

        At the date of authorization of these unaudited condensed consolidated financial statements, the following standard relevant to the Partnership was in issue but not yet effective:

        In January 2016, the IASB issued IFRS 16 Leases, which sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract, i.e. the customer ("lessee") and the supplier ("lessor"). IFRS 16 eliminates the classification of leases by lessees as either operating leases or finance leases and, instead, introduces a single lessee accounting model. Applying that model, a lessee is required to recognise: (a) assets and liabilities for all leases with a term of more than twelve months, unless the underlying asset is of low value; and (b) depreciation of lease assets separately from interest on lease liabilities in the statement of profit or loss. Lessors continue to classify their leases as operating leases or finance leases, and to account for those two types of leases differently. IFRS 16 supersedes the previous leases Standard, IAS 17 Leases, and related Interpretations. The standard is effective from January 1, 2019, with early adoption permitted only with concurrent adoption of IFRS 15 Revenue from Contracts with Customers. Management has elected not to early adopt, and it anticipates that the implementation of this standard will not have a material impact on the Partnership's financial statements, since the changes for lessors are fairly minor.

        The impact of all other IFRS standards and amendments issued but not yet adopted is not expected to be material on the Partnership's financial statements.